Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income including noncontrolling interest in subsidiaries	$ 166,355	$ 197,628	$ 155,083
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of deferred sales commissions	9,153	7,465	7,378
Depreciation and other amortization	10,435	10,445	14,400
Share-based compensation expense	20,560	20,135	19,006
Gain on Disposition of Assets	(14,950)	(5,093)	(2,834)
Provision for deferred income taxes	19,213	25,030	17,252
Fair-value adjustments for contingent liabilities	(941)	(793)	900
Tax Benefit From Share Based Compensation	1,571	1,543	179
Excess tax benefits from share-based compensation	(1,973)	(2,974)	(1,693)
Impairment of assets	3,731	3,000	0
Net sales (purchases) of trading securities	66,246	66,403	(102,738)
Deferred sales commissions paid	(12,650)	(12,102)	(9,386)
Contingent deferred sales charges received	1,838	1,383	1,443
Other changes in assets and liabilities:
(Increase) decrease in receivables, net	(4,906)	(2,552)	2,188
Decrease in prepaid expenses and other assets	2,043	4,525	1,255
(Decrease) increase in accounts payable and accrued expenses	(9,698)	7,727	(3,990)
Increase (decrease) in other liabilities	4,945	(5,427)	15,047
Net cash provided by operating activities	260,972	316,343	113,490
Investing Activities
Purchases of securities available for sale	(91,866)	(58,284)	(73,192)
Cash paid for business acquisitions	(8,524)	(14,064)	(53,507)
Proceeds from redemptions of securities available for sale	108,595	92,398	27,492
Cash paid for property and equipment	(10,316)	(8,675)	(8,247)
Net cash (used) provided by investing activities	(2,111)	11,375	(107,454)
Financing Activities
Dividends paid	(102,515)	(256,750)	(99,960)
Purchases of treasury stock	(12,995)	(6,633)	(28,545)
Distributions to noncontrolling interests in subsidiaries	(88,682)	(21,460)	(3,726)
Contributions from noncontrolling interests in subsidiaries	21,671	14,070	6,511
Proceeds from shareholders for share-based compensation	1,545	1,604	16,795
Excess tax benefits from share-based compensation	1,973	2,974	1,693
Payments on debt	(42,500)	(42,500)	(42,500)
Other financing activities	(500)	(711)	(5,787)
Net cash used by financing activities	(222,003)	(309,406)	(155,519)
Net increase (decrease) in cash and cash equivalents	36,858	18,312	(149,483)
Cash and cash equivalents, beginning of year	67,585	49,273	198,756
Cash and cash equivalents, end of year	104,443	67,585	49,273
Supplemental Disclosure of Cash Flow Information
Income Taxes	72,196	79,817	72,149
Interest	$ 11,288	$ 13,091	$ 15,893